Accounting changes and new accounting guidance	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting changes and new accounting guidance	Accounting changes and new accounting guidance

The following accounting changes and new accounting guidance were adopted in 2019.

ASU 2016-02, Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued an ASU, Leases. The primary objective of this ASU is to increase transparency and comparability by recognizing lease assets and liabilities on the balance sheet and expand related disclosures. This ASU requires a “right-of-use” asset and a payment obligation liability on the balance sheet for most leases and subleases. Additionally, depending on the lease classification under the standard, it may result in different expense recognition patterns and classification than under existing accounting principles. For leases classified as finance leases, it will result in higher expense recognition in the earlier periods and lower expense in the later periods of the lease.

The Company adopted this guidance on Jan. 1, 2019 using the alternative transition method on a prospective basis (and elected to utilize the basket of practical expedients available at implementation) and recognized right-of-use assets of $1.3 billion and lease liabilities of $1.5 billion on the consolidated balance sheet, both based on the present value of the expected remaining lease payments. See Note 6 for the disclosures required by this ASU.

ASU 2018-02, Income Statement—Reporting Comprehensive Income: Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB issued an ASU, Income Statement—Reporting Comprehensive Income: Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This ASU permits a reclassification from accumulated other comprehensive income to retained earnings for the tax effects of items within accumulated other comprehensive income that do not reflect the lower statutory tax rate which was enacted by the 2017 U.S. tax legislation. BNY Mellon adopted this guidance in the first quarter of 2019, which resulted in a $90 million reclassification that decreased accumulated other comprehensive income and increased retained earnings.